Expenses by nature- Cost of sales, selling and distribution and general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expenses by nature
Cost of inventories	¥ 6,859,362	¥ 6,870,976	¥ 6,581,456
Payroll and employee benefits	819,592	864,693	916,185
Rental and related expenses	69,174	33,354	12,139
Depreciation and amortization	391,167	389,871	265,019
Licensing expenses	249,437	149,612	88,063
Promotion and advertising expenses	315,976	242,681	214,788
Logistics expenses	295,933	272,363	195,593
Travelling expenses	66,544	66,172	52,966
Other expenses	312,677	384,730	332,375
Total cost of sales, selling and distribution and general and administrative expenses	¥ 9,379,862	¥ 9,274,452	¥ 8,658,584